Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
23.	EARNINGS (LOSS) PER SHARE

The components of the earnings (loss) per share computation are as follows:

Basic loss per share is equal to diluted loss per share.

	Year ended
Earnings per share	2018/12/31	2019/12/31	2020/12/31
Profit (loss) for the period (in € thousands)	(79,521)	(65,144)	(101,221)
Weighted average number of ordinary shares for the period	31,167,203	36,987,982	38,858,617
Profit (loss) per share (in €)	(2.55)	(1.76)	(2.60)